Fair Value Measurement - Fair Value Measurements of Assets and Liabilities Measured at Fair Value Level 3 (Details) - 12 months ended Dec. 31, 2019 - Significant Unobservable Inputs (Level 3)
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Fair value reconciliation
Transfer of investments in fair value hierarchy from Level 2 to Level 3	¥ 193,105	$ 27,738
Measurement approach change from measurement alternative to fair value measurement	35,176	5,053
Disposal of portfolio investments	(14,109)	(2,027)
Changes in gains included in investment income (loss)	5,507	791
Ending balance of investments, at fair value	219,679	31,555
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2019	¥ 878	$ 126